Related-Party Transactions (Amounts Payable To (Receivable From) Members In Lieu Of Income Taxes) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Federal income taxes receivable	$ (107)	$ (136)	$ (180)
Texas margin taxes payable	15	20	24
Net payable (receivable)	(92)	(116)	(156)
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable	(84)	(109)	(144)
Texas margin taxes payable	15	20	24
Net payable (receivable)	(69)	(89)	(120)
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes receivable	(23)	(27)	(36)
Net payable (receivable)	$ (23)	$ (27)	$ (36)